Investments in Associates and Joint Ventures - Reconciliations of Financial Information of Significant Associates to Carrying Amounts of Investments in Associates in the Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [Line Items]
Carrying amount	₩ 12,791,613	₩ 9,498,381
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Net assets	₩ 46,843,742	₩ 33,814,467
Ownership interests (%)	20.10%	20.10%
Net assets attributable to ownership interests	₩ 10,005,624	₩ 6,997,560
Cost-book value differentials	1,202,691	1,132,440
Carrying amount	11,208,315	8,130,000
KEB HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,575,422	₩ 1,516,162
Ownership interests (%)	15.00%	15.00%
Net assets attributable to ownership interests	₩ 236,313	₩ 227,424
Cost-book value differentials	52,144	53,564
Carrying amount	288,457	280,988
Korea IT fund [member]
Disclosure of associates [Line Items]
Net assets	₩ 444,764	₩ 405,794
Ownership interests (%)	63.30%	63.30%
Net assets attributable to ownership interests	₩ 281,684	₩ 257,003
Carrying amount	281,684	257,003
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,708,612	₩ 1,612,899
Ownership interests (%)	27.30%	27.30%
Net assets attributable to ownership interests	₩ 465,959	₩ 439,857
Cost-book value differentials	85,589	86,242
Carrying amount	₩ 551,548	₩ 526,099